Drilling rigs, drillships, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2015
Drilling Rigs, Drillships, Machinery And Equipment, Net [Abstract]
Drilling rigs, drillships, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2014	$7,331,372	$(1,123,739)	$6,207,633
Additions/ Transfer from drillships under construction	821,784	-	821,784
Depreciation	-	(175,909)	(175,909)
Balance June 30, 2015	$8,153,156	(1,299,648)	6,853,508